Warrant Liability - Summary of Weighted Average Inputs to the Models Used for the Fair Value of Warrants Granted (Detail) - Warrant liability [member] - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Expected volatility	65.00%
Risk-free interest rate	1.56%
Expected life of share options (years)	10 years
Market price of ordinary shares	£ 2.31
Model used	Black Scholes
Bottom of range [member]
Disclosure of classes of share capital [line items]
Expected volatility		50.00%
Risk-free interest rate		1.10%
Expected life of share options (years)		9 years 7 months 6 days
Market price of ordinary shares		£ 3.00
Model used		Black Scholes
Top of range [member]
Disclosure of classes of share capital [line items]
Expected volatility		51.00%
Risk-free interest rate		1.25%
Expected life of share options (years)		10 years
Market price of ordinary shares		£ 3.25